UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares/Units	Value
COMMON STOCK 115.1%
AUSTRALIA 4.3%
PIPELINES—C-CORP 0.8%
APA Group(a)	2,422,109	$16,659,505

TOLL ROADS 3.5%
Transurban Group(a),(b)	10,634,658	77,004,195
TOTAL AUSTRALIA		93,663,700

CANADA 6.1%
ELECTRIC—INTEGRATED ELECTRIC 0.3%
TransAlta Renewables	531,500	5,266,531

MARINE PORTS 0.5%
Westshore Terminals Investment Corp.	457,561	11,282,326

PIPELINES—C-CORP 2.8%
Enbridge(b)	759,892	36,628,168
TransCanada Corp.(b)	586,450	25,077,677
		61,705,845
RAILWAYS 2.5%
Canadian National Railway Co.	459,380	30,764,369
Canadian Pacific Railway Ltd	133,664	24,473,319
		55,237,688
TOTAL CANADA		133,492,390

CHILE 0.3%
WATER
Aguas Andinas SA, Class A(a)	12,000,000	7,071,031

CHINA 0.9%
GAS DISTRIBUTION 0.2%
Towngas China Co., Ltd. (Cayman Islands) (HKD)(a)	5,720,000	5,232,882

TOLL ROADS 0.7%
Jiangsu Expressway Co., Ltd., Class H (HKD)(a)	10,768,000	14,570,484
TOTAL CHINA		19,803,366

FRANCE 4.3%
COMMUNICATIONS—SATELLITES 1.7%
Eutelsat Communications(a),(b)	1,100,252	36,496,706

RAILWAYS 2.6%
Groupe Eurotunnel SA(a)	3,997,993	57,315,372
TOTAL FRANCE		93,812,078

	Number of Shares/Units	Value
HONG KONG 3.0%
ELECTRIC—REGULATED ELECTRIC 1.7%
Power Assets Holdings Ltd.(a),(b)	3,684,500	$37,444,796

MARINE PORTS 1.3%
China Merchants Holdings International Co., Ltd.(a)	5,068,000	19,991,351
Cosco Pacific Ltd. (Bermuda)(a)	6,576,000	8,579,944
		28,571,295
TOTAL HONG KONG		66,016,091

ITALY 4.6%
COMMUNICATIONS—TOWERS 1.1%
Ei Towers S.p.A.(b),(c)	228,722	12,193,378
RAI Way S.p.A.(c)	2,708,587	11,649,636
		23,843,014
ELECTRIC—INTEGRATED ELECTRIC 1.1%
Enel S.p.A.(a),(b)	5,373,758	24,275,540

GAS DISTRIBUTION 1.1%
Snam S.p.A.(a),(b)	5,009,051	24,314,603

TOLL ROADS 1.3%
Atlantia S.p.A.(a),(b)	1,069,413	28,083,156
TOTAL ITALY		100,516,313

JAPAN 5.2%
ELECTRIC—INTEGRATED ELECTRIC 1.7%
Electric Power Development Co., Ltd.(a)	565,200	19,039,937
Kansai Electric Power Co.(a),(b),(c)	2,049,900	19,537,344
		38,577,281

GAS DISTRIBUTION 1.4%
Tokyo Gas Co., Ltd.(a)	4,874,000	30,641,512

RAILWAYS 2.1%
Central Japan Railway Co.(a),(b)	127,000	22,951,373
West Japan Railway Co.(a),(b)	430,200	22,555,552
		45,506,925
TOTAL JAPAN		114,725,718

LUXEMBOURG 1.0%
COMMUNICATIONS—SATELLITES
SES SA(a),(b)	620,075	21,981,779

	Number of Shares/Units	Value
MEXICO 1.5%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	2,832,813	$18,614,275
Grupo Aeroportuario del Pacifico SAB de CV, ADR	214,356	14,048,892
TOTAL MEXICO		32,663,167

PORTUGAL 0.8%
ELECTRIC—INTEGRATED ELECTRIC
Energias de Portugal SA(a)	4,719,079	17,673,631

SOUTH KOREA 1.1%
ELECTRIC—REGULATED ELECTRIC
Korea Electric Power Corp.(a)	606,731	25,003,196

SPAIN 6.0%
AIRPORTS 0.7%
Aena SA(d)	146,344	14,714,400

GAS DISTRIBUTION 1.1%
Enagas SA(a)	861,265	24,627,751

TOLL ROADS 4.2%
Abertis Infraestructuras SA(a),(b)	1,402,910	25,356,979
Ferrovial SA(a)	3,131,032	66,572,211
		91,929,190
TOTAL SPAIN		131,271,341

SWITZERLAND 1.8%
AIRPORTS
Flughafen Zuerich AG(a)	50,021	39,356,235

UNITED KINGDOM 6.9%
COMMUNICATIONS—SATELLITES 1.7%
Inmarsat PLC(a),(b)	2,699,100	36,963,129

ELECTRIC 3.7%
INTEGRATED ELECTRIC 0.3%
Abengoa Yield PLC (USD)	179,667	6,069,151
REGULATED ELECTRIC 3.4%
National Grid PLC(a),(b)	5,880,279	75,597,166
TOTAL ELECTRIC		81,666,317
WATER 1.5%
Pennon Group PLC(a)	1,475,533	18,022,457

	Number of Shares/Units	Value
United Utilities Group PLC(a),(b)	1,050,182	$14,521,144
		32,543,601
TOTAL UNITED KINGDOM		151,173,047

UNITED STATES 67.3%
COMMUNICATIONS 10.2%
TELECOMMUNICATIONS 0.5%
AT&T(b),(e)	342,100	11,169,565

TOWERS 9.7%
American Tower Corp.(b),(e)	776,557	73,112,842
Crown Castle International Corp.(b),(e)	1,456,254	120,199,205
SBA Communications Corp., Class A(b),(c),(e)	165,346	19,362,017
		212,674,064
TOTAL COMMUNICATIONS		223,843,629

DIVERSIFIED 0.7%
Macquarie Infrastructure Co LLC	192,401	15,832,678

ELECTRIC 29.4%
INTEGRATED ELECTRIC 9.1%
Dominion Resources(b),(e)	1,007,470	71,399,399
Exelon Corp.(b),(e)	757,772	25,468,717
NextEra Energy(b),(e)	729,860	75,941,933
NextEra Energy Partners LP	152,793	6,695,389
Pattern Energy Group(b)	689,314	19,521,372
		199,026,810
REGULATED ELECTRIC 20.3%
Alliant Energy Corp.(b),(e)	1,005,005	63,315,315
CenterPoint Energy(b),(e)	980,833	20,018,802
CMS Energy Corp.(b),(e)	2,167,347	75,662,084
DTE Energy Co.(b),(e)	620,333	50,054,670
Duke Energy Corp.(b),(e)	1,160,048	89,068,485
Edison International(b)	674,607	42,142,699
PG&E Corp.(b),(e)	1,235,195	65,551,799
Xcel Energy	1,122,573	39,076,766
		444,890,620
TOTAL ELECTRIC		643,917,430

GAS DISTRIBUTION 6.4%
Atmos Energy Corp.(b),(e)	571,598	31,609,369
NiSource(b),(e)	339,138	14,976,334

	Number of Shares/Units	Value
Sempra Energy(b),(e)	862,277	$94,005,439
		140,591,142
PIPELINES 16.2%
PIPELINES—C-CORP 5.8%
Kinder Morgan(b)	1,492,413	62,770,891
Williams Cos. (The)(b),(e)	1,250,646	63,270,181
		126,041,072
PIPELINES—MLP 10.0%
Dominion Midstream Partners LP	271,208	11,257,844
Energy Transfer Equity LP	475,827	30,148,399
Enterprise Products Partners LP	655,323	21,579,786
EQT Midstream Partners LP	258,584	20,081,633
Golar LNG Partners LP (Marshall Islands)	273,428	7,352,479
MarkWest Energy Partners LP	482,018	31,861,390
MPLX LP	211,111	15,465,992
NGL Energy Partners LP	651,941	17,100,412
Rose Rock Midstream LP	273,418	12,987,355
Shell Midstream Partners LP	223,306	8,708,934
Summit Midstream Partners LP	126,013	4,053,838
Tallgrass Energy Partners LP	336,471	17,015,339
USA Compression Partners LP	345,940	7,081,392
Valero Energy Partners LP	162,071	7,844,236
Williams Partners LP	138,925	6,837,889
		219,376,918
PIPELINES—OTHER 0.4%
CorEnergy Infrastructure Trust(b),(e)	1,265,267	8,768,300
TOTAL PIPELINES		354,186,290

RAILWAYS 3.7%
Union Pacific Corp.(b),(e)	740,398	80,192,508

SHIPPING 0.7%
Teekay Corp. (Marshall Islands)	355,711	16,565,461
TOTAL UNITED STATES		1,475,129,138
TOTAL COMMON STOCK (Identified cost—$1,996,816,472)		2,523,352,221

	Number of Shares/Units	Value
PREFERRED SECURITIES—$25 PAR VALUE 7.6%
HONG KONG 0.5%
TRANSPORT—MARINE
Seaspan Corp., 6.375%, due 4/30/19 (USD)	102,475	$2,580,320
Seaspan Corp., 9.50%, Series C (USD)(b)	335,776	8,985,366
		11,565,686
MARSHALL ISLANDS 0.2%
TRANSPORT—MARINE
Teekay Offshore Partners LP, 7.25%, Series A (USD)	158,381	3,658,601

NETHERLANDS 0.5%
INSURANCE—MULTI-LINE—FOREIGN
ING Groep N.V., 7.375% (USD)(b),(e)	450,000	11,587,500

UNITED KINGDOM 0.8%
BANKS—FOREIGN
Barclays Bank PLC, 8.125%, Series V (USD)(b)	240,000	6,300,000
National Westminster Bank PLC, 7.76%, Series C (USD)(b)	227,262	5,908,812
RBS Capital Funding Trust VII, 6.08%, Series G (USD)(b)	204,723	5,070,989
		17,279,801

UNITED STATES 5.6%
BANKS 2.5%
AgriBank FCB, 6.875%, ($100 Par Value)(b)	37,000	3,887,313
Ally Financial, 7.00%, Series G, 144A ($1000 Par Value)(d)	4,000	4,105,625
BB&T Corp., 5.20%, Series F(b)	190,575	4,589,046
Capital One Financial Corp., 6.70%, Series D(b)	145,825	3,887,695
CoBank ACB, 6.25%, 144A ($100 Par Value)(b),(d)	52,500	5,396,018
Countrywide Capital IV, 6.75%, due 4/1/33(b)	241,288	6,167,321
JPMorgan Chase & Co., 5.50%, Series O(b)	184,506	4,579,439
JPMorgan Chase & Co., 6.125%, Series Y(b)	200,000	5,080,000
Regions Financial Corp., 6.375%, Series B(b)	207,410	5,376,067
Wells Fargo & Co, 5.125%, Series O(b)	150,000	3,621,000
Wells Fargo & Co, 6.00%, Series T(b)	150,000	3,876,000
Wells Fargo & Co., 5.85%(b)	200,000	5,304,000
		55,869,524
ELECTRIC—INTEGRATED 0.7%
Integrys Energy Group, 6.00%, due 8/1/73(b)	237,338	6,671,571
NextEra Energy Capital Holdings, 5.00%, due 1/15/73(b)	189,191	4,610,585

	Number of Shares/Units	Value
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G(b)	139,264	$3,549,839
		14,831,995
FINANCE 0.3%
Morgan Stanley, 6.875%(b)	210,732	5,797,237

INDUSTRIALS—CHEMICALS 0.5%
CHS, 7.10%, Series II(b)	213,756	5,773,549
CHS, 6.75%(b)	167,931	4,369,565
		10,143,114
INSURANCE 0.6%
LIFE/HEALTH INSURANCE 0.2%
Principal Financial Group, 6.518%, Series B (FRN)(b),(e)	149,570	3,782,625

MULTI-LINE 0.3%
Hanover Insurance Group/The, 6.35%, due 3/30/53	82,237	2,066,616
Hartford Financial Services Group, 7.875%, due 4/15/42(b)	150,000	4,608,000
		6,674,616
REINSURANCE 0.1%
Reinsurance Group of America, 6.20%, due 9/15/42(b)	105,718	3,053,136
TOTAL INSURANCE		13,510,377

INTEGRATED TELECOMMUNICATIONS SERVICES 0.2%
Qwest Corp., 6.125%, due 6/1/53	100,000	2,500,000
Qwest Corp., 6.875%, due 10/1/54	79,039	2,080,307
		4,580,307
PIPELINES 0.2%
NuStar Logistics LP, 7.625%, due 1/15/43	188,060	4,906,485

REAL ESTATE 0.6%
DIVERSIFIED 0.3%
Coresite Realty Corp., 7.25%, Series A(b)	99,000	2,588,850
Retail Properties of America, 7.00%(b)	99,400	2,607,262
Saul Centers, 6.875%, Series C(b)	79,140	2,103,541
		7,299,653
OFFICE 0.3%
American Realty Capital Properties, 6.70%, Series F(b)	247,888	5,850,157

	Number of Shares/Units	Value
TOTAL REAL ESTATE		$13,149,810
TOTAL UNITED STATES		122,788,849
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$154,143,731)		166,880,437

PREFERRED SECURITIES—CAPITAL SECURITIES 13.4%
AUSTRALIA 0.1%
INSURANCE-PROPERTY CASUALTY
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (USD)	3,000,000	3,247,500

FRANCE 1.0%
BANKS—FOREIGN 0.3%
BNP Paribas, 7.195%, 144A (USD)(b),(d)	3,000,000	3,630,000
Credit Agricole SA, 7.875%, 144A (USD)(b),(d)	2,766,000	2,937,962
		6,567,962
INSURANCE 0.7%
LIFE/HEALTH INSURANCE 0.4%
La Mondiale Vie, 7.625% (USD)	7,250,000	8,052,031

MULTI-LINE—FOREIGN 0.3%
AXA SA, 8.60%, due 12/15/30 (USD)(b),(e)	5,000,000	6,987,500
TOTAL INSURANCE		15,039,531
TOTAL FRANCE		21,607,493

GERMANY 0.5%
BANKS—FOREIGN
Deutsche Bank AG, 7.50% (USD)(b)	4,200,000	4,278,750
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (USD)(b),(d)	5,000,000	6,231,250
TOTAL GERMANY		10,510,000

IRELAND 0.1%
BANKS—FOREIGN
Baggot Securities Ltd., 10.24%, 144A (EUR)(d)	2,200,000	2,493,054

ITALY 0.5%
UTILITIES—ELECTRIC UTILITIES
Enel SpA, 8.75%, due 9/24/73, 144A (USD)(b),(d)	8,635,000	10,435,173

JAPAN 0.3%
INSURANCE—LIFE/HEALTH INSURANCE
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (USD)(d)	2,800,000	3,064,032

	Number of Shares/Units	Value
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (USD)(d)	3,800,000	$4,134,510
TOTAL JAPAN		7,198,542

NETHERLANDS 0.6%
BANKS—FOREIGN
Rabobank Nederland, 8.40% (USD)	5,000,000	5,550,950
Rabobank Nederland, 11.00%, 144A (USD)(b),(d)	5,120,000	6,604,800
		12,155,750
SPAIN 0.2%
BANKS—FOREIGN
Banco Bilbao Vizcaya Argentaria SA, 9.00% (USD)	3,400,000	3,706,000

SWITZERLAND 0.7%
BANKS—FOREIGN 0.2%
Credit Suisse Group AG, 7.50%, 144A (USD)(b),(d)	3,491,000	3,757,189

DIVERSIFIED FINANCIAL SERVICES 0.3%
UBS Group AG, 7.00% (USD)	3,800,000	3,954,280
UBS Group AG, 7.125% (USD)	3,300,000	3,465,825
		7,420,105
INSURANCE—REINSURANCE—FOREIGN 0.2%
Aquarius + Investments PLC, 8.25% (USD)	4,000,000	4,485,000
TOTAL SWITZERLAND		15,662,294

UNITED KINGDOM 3.2%
BANKS—FOREIGN
Barclays Bank PLC, 7.625%, due 11/21/22(b)	3,500,000	4,103,750
Barclays Bank PLC, 6.86%, 144A (USD)(b),(d)	4,500,000	5,030,100
Barclays PLC, 8.25% (USD)(b)	5,001,000	5,368,153
HBOS Capital Funding LP, 6.85% (USD)	4,700,000	4,847,458
HSBC Capital Funding LP, 10.176%, 144A (USD)(d)	9,750,000	14,820,000
HSBC Holdings PLC, 6.375% (USD)	4,600,000	4,715,000
HSBC Holdings PLC, 6.375% (USD)	3,300,000	3,374,250
Lloyds Banking Group PLC, 7.50% (USD)(b)	8,334,000	8,875,710
Nationwide Building Society, 10.25%	6,030,000	11,349,113
Royal Bank of Scotland Group PLC, 7.648% (USD)(b)	5,904,000	7,468,560
TOTAL UNITED KINGDOM		69,952,094

UNITED STATES 6.2%
BANKS 2.5%
Bank of America Corp., 6.10%, Series AA(b)	4,066,000	4,134,614

	Number of Shares/Units	Value
Bank of America Corp., 6.50%, Series Z(b)	5,169,000	$5,479,140
Farm Credit Bank of Texas, 6.75%, 144A(b),(d)	35,300	3,686,644
Farm Credit Bank of Texas, 10.00%, Series I(b)	7,000	8,747,812
JPMorgan Chase & Co., 7.90%, Series I(b),(e)	7,220,000	7,806,625
JPMorgan Chase & Co., 6.75%, Series S(b),(e)	5,000,000	5,450,000
JPMorgan Chase & Co., 6.10%, Series X(b)	4,850,000	5,007,625
Wells Fargo & Co., 7.98%, Series K(b),(e)	10,250,000	11,275,000
Wells Fargo & Co., 5.875%, Series U	3,320,000	3,519,864
		55,107,324
FINANCE—DIVERSIFIED FINANCIAL SERVICES 0.3%
General Electric Capital Corp., 7.125%, Series A(b),(e)	5,000,000	5,887,500

FOOD 0.3%
Dairy Farmers of America, 7.875%, 144A(d),(f)	60,000	6,395,628

INSURANCE 1.4%
LIFE/HEALTH INSURANCE 0.8%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(b),(d),(e)	5,500,000	7,315,000
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(b),(d),(e)	6,500,000	9,709,375
		17,024,375
MULTI-LINE 0.3%
American International Group, 8.175%, due 5/15/68, (FRN)(b)	5,420,000	7,712,931

PROPERTY CASUALTY 0.3%
Liberty Mutual Group, 7.80%, due 3/7/37, 144A(b),(d)	6,000,000	7,365,000
TOTAL INSURANCE		32,102,306

INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(b),(d)	9,989	12,455,034

PIPELINES 0.4%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(b)	7,769,000	8,371,097

UTILITIES—MULTI-UTILITIES 0.7%
Dominion Resources, 5.75%, due 10/1/54(b)	6,213,000	6,652,874
Dominion Resources, 7.50%, due 6/30/66, Series A(b),(e)	4,613,000	4,774,455
PPL Capital Funding, 6.70%, due 3/30/67, Series A(b)	4,734,000	4,579,852
		16,007,181
TOTAL UNITED STATES		136,326,070
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$255,447,801)		293,293,970

		Principal Amount	Value
CORPORATE BONDS—UNITED STATES 1.4%
INSURANCE—PROPERTY CASUALTY 0.3%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(b),(d),(e)		$5,100,000	$6,678,088

INTEGRATED TELECOMMUNICATIONS SERVICES 1.1%
Embarq Corp., 7.995%, due 6/1/36(b)		9,338,000	11,127,161
Frontier Communications Corp., 9.00%, due 8/15/31(b),(e)		12,450,000	13,383,750
			24,510,911
TOTAL CORPORATE BONDS (Identified cost—$26,859,876)			31,188,999

		Number of Shares/Units
SHORT-TERM INVESTMENTS 1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(g)		25,200,000	25,200,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$25,200,000)			25,200,000

TOTAL INVESTMENTS (Identified cost—$2,458,467,880)	138.7%		3,039,915,627

LIABILITIES IN EXCESS OF OTHER ASSETS	(38.7)		(848,514,033)

NET ASSETS (Equivalent to $25.57 per share based on 85,688,398 shares of common stock outstanding)	100.0%		$2,191,401,594

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
FRN	Floating Rate Note
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 38.2% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)         All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $1,796,960,062 in aggregate has been pledged as collateral.

(c)          Non-income producing security.

(d)         Resale is restricted to qualified institutional investors. Aggregate holdings equal 6.4% of the net assets of the Fund, of which 0.3% are illiquid.

(e)          A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $755,861,932 in aggregate has been rehypothecated.

(f)           Illiquid security. Aggregate holdings equal 0.3% of the net assets of the Fund.

(g)          Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Managed Assets
Electric (Common)	28.7
Pipelines (Common)	11.6
Communications (Common)	11.3
Toll Roads (Common)	8.8
Gas Distribution (Common)	7.4
Railways (Common)	5.9
Banks—Foreign (Preferred)	4.2
Banks (Preferred)	3.6
Airports (Common)	2.9
Insurance (Preferred)	2.8
Pipelines—C-Corp (Common)	2.6
Marine Ports (Common)	1.3
Water (Common)	1.3
Other	1.1
Utilities (Preferred)	0.9
Integrated Telecommunications Services (Corporate Bonds)	0.8
Integrated Telecommunications Services (Preferred)	0.6
Shipping (Common)	0.5
Diversified (Common)	0.5
Transport—Marine (Preferred)	0.5
Electric—Integrated (Preferred)	0.5
Pipelines (Preferred)	0.4
Real Estate (Preferred)	0.4
Finance (Preferred)	0.4
Industrials (Preferred)	0.3
Diversified Financial Services (Preferred)	0.2
Insurance (Corporate Bonds)	0.2
Food (Preferred)	0.2
Insurance-Property Casualty (Preferred)	0.1
100.0

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

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allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2015.

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The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Canada	$133,492,390	$133,492,390	$—	$—
Italy	100,516,313	23,843,014	76,673,299	—
Mexico	32,663,167	32,663,167	—	—
Spain	131,271,341	14,714,400	116,556,941	—
United Kingdom	151,173,047	6,069,151	145,103,896	—
United States	1,475,129,138	1,475,129,138	—	—
Other Countries	499,106,825	—	499,106,825	—
Preferred Securities - $25 Par Value:
United States	122,788,849	109,399,893	13,388,956	—
Other Countries	44,091,588	44,091,588	—	—
Preferred Securities - Capital Securities:
United States	136,326,070	—	121,182,630	15,143,440
Other Countries	156,967,900	—	156,967,900	—
Corporate Bonds	31,188,999	—	31,188,999	—
Short-Term Investments	25,200,000	—	25,200,000	—
Total Investments(a)	$3,039,915,627	$1,839,402,741	$1,185,369,446	$15,143,440	(b)

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

(b) Level 3 investments are valued by a third-party princing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

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Preferred Securities – Capital Securities – United States
Balance as of December 31, 2014	$14,978,125
Change in unrealized appreciation (depreciation)	165,315
Balance as of March 31, 2015	$15,143,440

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $165,315.

Note 2.   Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,458,467,880
Gross unrealized appreciation	$595,826,512
Gross unrealized depreciation	(14,378,765)
Net unrealized appreciation	$581,447,747

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2015